Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards to senior executive officers are made at meetings of our compensation committee and board that are scheduled well in advance, without regard to whether we have recently announced, or intend to announce, material information to the public. In addition, Renasant does not time the release of material information to the public to the expected grant dates of equity awards. We do this to avoid the inference that we have “timed” an award or manipulated the market. Awards may be made effective when ratified by our full board or may be effective prospectively on a specified date.

We have not granted stock options since 2013.

Award Timing Method
Equity awards to senior executive officers are made at meetings of our compensation committee and board that are scheduled well in advance, without regard to whether we have recently announced, or intend to announce, material information to the public. In addition, Renasant does not time the release of material information to the public to the expected grant dates of equity awards. We do this to avoid the inference that we have “timed” an award or manipulated the market. Awards may be made effective when ratified by our full board or may be effective prospectively on a specified date.

We have not granted stock options since 2013.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Equity awards to senior executive officers are made at meetings of our compensation committee and board that are scheduled well in advance, without regard to whether we have recently announced, or intend to announce, material information to the public. In addition, Renasant does not time the release of material information to the public to the expected grant dates of equity awards. We do this to avoid the inference that we have “timed” an award or manipulated the market. Awards may be made effective when ratified by our full board or may be effective prospectively on a specified date.

We have not granted stock options since 2013.

MNPI Disclosure Timed for Compensation Value	false